CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Apr. 30, 2012	Apr. 30, 2011
Commitments and Contingencies
L&L ENERGY STOCKHOLDERS’ EQUITY:
Preferred stock, par value	$ 0	$ 0
Preferred stock authorized shares	2,500,000	2,500,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Common stock ($0.001 par value, par value	$ 0.001	$ 0.001
Common stock ($0.001 par value authorized shares	120,000,000	120,000,000
Common stock ($0.001 par value shares issued	36,991,397	32,277,579
Common stock ($0.001 par value shares outstanding	36,848,304	31,018,579
Treasury stock (143,093 shares and 1,259,000 shares at April 30, 2012 and 2011 respectively)	143,093	1,259,000